Risk Management - Accounting classification and fair value hierarchy of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 20,532,909	R$ 18,721,293
Loans and financing | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(9,698,912)	(7,232,699)
Loans and financing | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(9,796,608)	(6,187,389)
Derivative financial instruments [Member] | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(69,745)	(244,575)
Derivative financial instruments [Member] | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(69,745)	(244,575)
Convertible instruments | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(712,835)	(1,286,748)
Convertible instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(712,835)	(1,286,748)
Convertible debt instruments – conversion right | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Liabilities	(488,775)	(116,971)
Convertible debt instruments – conversion right | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(488,775)	(116,971)
Cash and cash equivalents | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	1,897,336	668,348
Cash and cash equivalents | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	1,897,336	668,348
Long-term investments | Carrying amount | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	780,312	733,043
Long-term investments | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets	780,312	733,043
Derivative financial instruments | Carrying amount
Disclosure of detailed information about financial instruments [line items]
Assets	21,909	271,950
Derivative financial instruments | Fair value
Disclosure of detailed information about financial instruments [line items]
Assets	R$ 21,909	R$ 271,950